Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table contains the major components of income (loss) from discontinued operations of the Teekay Gas Business for the periods presented:

	Year Ended December 31,
	2022 (1) $	2021 $	2020 $
Revenues	25,083	680,589	669,417
Voyage expenses	(853)	(28,190)	(17,394)
Vessel operating expenses	(5,937)	(200,917)	(188,251)
Time-charter hire expenses	(845)	(23,487)	(23,564)
Depreciation and amortization	—	(130,810)	(129,752)
General and administrative expenses	(781)	(24,196)	(15,075)
(Write-down) and gain on sale of vessels	—	—	(51,000)
Restructuring charges	—	(3,223)	—
Income from vessel operations	16,667	269,766	244,381
Interest expense	(4,287)	(122,561)	(136,572)
Interest income	188	5,945	6,903
Realized and unrealized gains (losses) on non-designated derivative instruments	3,675	8,524	(33,334)
Equity income	17,881	115,399	72,233
Foreign exchange gain (loss)	4,286	7,344	(18,373)
Other income (loss)	9	(3,566)	(16,523)
Loss on deconsolidation of the Teekay Gas Business (2)	(58,684)	—	—
Income from discontinued operations before income taxes	(20,265)	280,851	118,715
Income tax expense	(11)	(6,756)	(3,429)
Income from discontinued operations	(20,276)	274,095	115,286
(1)On January 13, 2022, the Company deconsolidated the Teekay Gas Business. Figures represent the Teekay Gas Business's results for the period from January 1, 2022 to January 13, 2022.
(2)Net income attributable to shareholders of the Company on sale of the Teekay Gas Business was a net gain of $26.2 million, consisting of the recognition of the $84.8 million of Deferred Dropdown Gains (included in net income (loss) attributable to non-controlling interests, discontinued operations) less the loss on deconsolidation of $58.7 million.
As at December 31, 2021, the major classes of the Teekay Gas Business’s assets and liabilities that are components of current assets – discontinued operations, non-current assets – discontinued operations, current liabilities – discontinued operations and non-current liabilities – discontinued operations, were as follows:

2021 $
ASSETS
Cash and cash equivalents	101,190
Other assets	264,537
Vessels and equipment	2,831,530
Net investment in direct financing and sales-type leases, net	480,508
Investment in and loans, net to equity-accounted investments	1,126,674
Current assets – discontinued operations	4,804,439
Total assets – discontinued operations	4,804,439

LIABILITIES
Current portion of long-term debt	1,379,642
Current obligations related to finance leases	1,268,990
Other current liabilities	228,997
Current liabilities – discontinued operations	2,877,629
Total liabilities – discontinued operations	2,877,629
A condensed summary of the financial information for certain equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of joint ventures), included in discontinued operations, are as follows:

2021 $
Cash and restricted cash	460,342
Other assets – current	208,029
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	1,825,562
Net investment in direct financing leases	5,103,376
Other assets – non-current	255,270
Current portion of long-term debt and obligations related to finance leases	611,180
Other liabilities – current	250,753
Long-term debt and obligations related to finance leases	4,551,612
Other liabilities – non-current	220,454

	2021 $	2020 $
Revenues	990,703	1,008,112
Income from vessel operations	572,985	584,685
Realized and unrealized (loss) gain on non-designated derivative instruments	26,743	(94,760)
Net income	342,068	152,144